Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	HITEK GLOBAL INC.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001742341
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 304
Entity Address, Address Line Two	No. 30 Guanri Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City, Fujian Province
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	592-5395967
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711